MEASURES ADOPTED BY THE ARGENTINE ECONOMY AFTER THE 2019 PRESIDENTIAL NATIONAL ELECTIONS	12 Months Ended
Dec. 31, 2019
Disclosure Of Measures Adopted By TheCountrySEconomy [Abstract]
Disclosure Of Measures Adopted By The CountrySEconomy After Implementation Of New Rules By Government Explanatory
43. MEASURES ADOPTED BY THE ARGENTINE ECONOMY AFTER THE 2019 NATIONAL PRESIDENTIAL ELECTIONS
On October 27, 2019, Argentina held presidential elections. The outcome was the defeat of the incumbent administration and the election of Alberto Fernández as President of the Argentine Nation. He was inaugurated on December 10, 2019 and started a process of changes in the decisions adopted by the previous Administration.
The new administration has established as a priority the implementation of solutions for the difficulties in the economic and social areas. To those ends, the new administration will undertake whatever action is necessary to renegotiate the payment of Sovereign debt. In turn, to recover the sustainability of such debt in time, the new administration has incorporated measures aimed at preserving the Central Bank of the Argentine Republic’s reserves, decrease the fiscal deficit and obtain improvement in productive capacity.
In the framework of the process to adjust the exchange control mechanism necessary to preserve the Central Bank reserves, on December 27, 2019 and on December 30, 2019, the Argentine Central Bank issued Communications “A” 6854 and “A” 6856, respectively. Pursuant to these Communications, the rules extend on an indefinite basis the provisions concerning Foreign Trade and Foreign Exchange issued by the Argentine Central Bank during the previous government which originally came to a close on December 31, 2019. Amongst these rules, the following are worth emphasizing: (a) exporters are under an obligation to enter and settle through the free floating foreign exchange market the foreign currency proceeds from their exports of goods and services within five business days from the moment they were collected or credited to foreign accounts. The maximum term allowed for collection to take place is more stringent for transactions with related companies and exports of commodities; (b) importers who wish to settle their imports in advance must promise, through an affidavit, that the goods shall clear customs within 90 days from the date of accessing the foreign exchange market or 270 days in the case of capital expenditures plus the obligation of relying on the previous authorization of the Argentine Central Bank if the foreign supplier and the importer are related parties or if there is a need for terms longer than those stipulated for goods to clear customs and; (c) the Argentine Central Bank’s previous authorization by the Argentine is required to access the foreign exchange market in order to remit earnings and dividends.
As direct measures of the new administration, on December 23, 2019 Law No. 27,541 entitled “Social Solidarity and Productive Reactivation in the framework of a Public Emergency Situation” and Decree No. 58/2019 which promulgated it were published in the Official Gazette. Besides, on December 28, 2019, the new administration handed down Executive Order No. 99/2019 with the regulations for the implementation of the Law. The amendments introduced seek to reactivate the following areas: the economy, finances, taxes, administrative matters, social security, public utilities tariffs, energy and social matters and empower the Argentine Executive Branch (PEN) to undertake the actions and the acts necessary to recover and ensure the sustainability of Argentina’s sovereign debt.

The main measures contained in the Law and its regulations are as follows:
Tax obligations

(a)	Regularization of obligations
A regime has been established to regularize the following payment obligations: tax, social security and customs; when it comes to the obligation overdue as of November 30, 2019, inclusive, for those companies that evidence registration as micro, small or medium enterprises, according to the terms of Section 2 of Law No. 24,467 and for non-profit
enterprises. The regime contemplates major benefits such as the condonation of interest, fines and penalties, discounts for cash payments and a regime of payment in instalments. The term for adhesion to this regime expires on April 30, 2020, inclusive.
Plans of payments in instalments still outstanding and debts arising from expired plans may be included in the refinancing regime. These benefits also apply to the obligations that have been challenged by administrative authorities or those that are subject to proceedings commenced by administrative authorities or the courts in so far as the defendant unconditionally recognizes the regularized obligations and, if applicable, waives all actions and rights, including the right to demand reimbursement and accepts to pay court costs and all other costs related to the proceedings.
The fines and other penalties that correspond to obligations accrued and discharged as of November 30, 2019 shall be condoned insofar as they had not been declared to be irrevocable before the date of expiration of the term for adhesion to the regime.

(b)	Income tax

(i)
Law No. 27.430 had set forth for the tax periods commencing as from January 1, 2020 that the tax rate payable by corporations as income tax would decrease from 30% to 25% and that the additional tax on dividends or earnings that are distributed to individuals in Argentina and abroad and foreign legal entities would rise from 7% to 13%. The amendment postpones such change in tax rates and maintains the original 30% and 7% tax rates until the fiscal years starting on January 1, 2021, inclusive.

(ii)
Law No. 27.468 had set forth for the first three fiscal years starting as from January 1, 2018 that the inflation adjustment (upwards or downwards) that could apply had to be distributed as follows: one third in the fiscal year when the adjustment is assessed and the remaining two thirds, in equal parts, in the immediately following two fiscal periods. The amendment modified this distribution and set forth that the upward or downward adjustment corresponding to the first and second fiscal year starting as from January 1, 2019, must be charged by one sixth to the fiscal year in which the adjustment is assessed and the remaining five sixths in the immediately following fiscal periods; whereas for the fiscal years starting as from January 1, 2021, 100% of the adjustment is allowed to be deducted in the fiscal year in which it is assessed.

(c)	Employers’ contributions payable into government-run pension plans, health care for the elderly and disabled, family allowances and national employment fund:

(i)	The stepwise reduction planned until 2022 is suppressed and the contribution rates are fixed starting on December 2019 at:

•
20.40% for private sector employers engaged in the Services or Retail industries whose total annual sales surpass the limits imposed by the Secretariat for Small and
Medium-Sized
Enterprises’ Resolution SEPYME No. 220/19 or the resolution handed down in the future to substitute for it for the category “Tranche 2
Medium-Sized
Enterprise”.

•	18% for the remaining employers in the private sector.

(ii)	There are fixed amounts allowed to be detracted from the calculation basis; this notwithstanding, the resolution does not contemplate any future adjustments.

(iii)
In connection with the employers’ contributions actually paid, the amount resulting from applying the percentage points fixed for each specific jurisdiction to the taxable basis may be computed as fiscal credit upon assessing value added tax.

(d)	Tax on credits and debits in bank accounts
It has been established that cash withdrawals from accounts opened in financial institutions governed by the Law of Financial Institutions taking place in any manner as from November 24, 2019 shall be subject to a 1.2% tax on the corresponding debit in the accounts mentioned instead of the regular 0.6% regular tax rate. This two-fold
increase in the rate does not apply to the accounts maintained by legal entities categorized as Small and Medium Enterprises in the manner prescribed by Section 2 of Law No. 24,467 who are in a position to evidence such situation.

(e)	Rate for customs’ foreign trade statistics compilation service
The Rate for customs’ foreign trade statistics compilation service applicable to imports whose final application is consumption and which take place from January 1 through December 31, 2020 increases from 2.5% to 3%.

(f)	So-called “PAIS” tax, i.e., the Tax Towards Inclusion and Solidarity in Argentina
For a term of five fiscal periods, an emergency tax is established that consists in a 30% tax rate levied on transactions associated to the acquisition of foreign currency for savings, purchases of goods and services in foreign currency and international transportation of passengers. This emergency tax shall be imposed on all the taxpayers who reside in Argentina irrespective of whether they are individuals or legal entities. This tax shall not be treated as a partial payment of any other tax.
The transactions levied with the PAIS tax are as follows: (i) purchase of bank notes and foreign currency for savings or without any specific application (subject to a monthly USD 200 limit); (ii) exchange of foreign currency conducted by financial institutions at the request of purchasers or beneficiaries for application to payment of acquisitions of goods or services and services contracted abroad irrespective of the means of payment used for paying such amounts; (iii) exchange of foreign currency conducted by financial institutions at the request of purchasers or beneficiaries who are Argentine residents for application to payment of services rendered by individuals who are not Argentine residents irrespective of the means of payment used for paying such amounts; (iv) acquisition of services abroad contracted through Argentina’s travel and tourism agencies; and (v) acquisition of passenger transportation services (irrespective of the means of transportation) for a destination abroad to the extent that in order to pay for the transaction, the need arises for accessing the single, free-floating foreign exchange market in order to acquire the relevant foreign currency.
Labor law matters and payroll taxes
The Argentine Executive Branch is allowed by the law herein discussed to reduce contributions by employees and employers into the pension plan fund to limited jurisdictions and specific activities which might be in critical situations. In these cases, the exemption would not be total, and it would not be limited to future increases pursuant to a decree or pursuant to the salary negotiation process between the specific industry and relevant unions; rather, it could be applied to the whole salary.
In connection with labor law matters, before the enactment of Law No 27,541 and by virtue of the Decree of Necessity and Urgency No. 34 (as published in the Official Gazette on December 13, 2019), the Argentine Executive Branch established for a term of 180 days a duty to pay a two-fold
severance to employees dismissed without cause. This measure does not apply to employment contracts made after the coming into force of the Decree.
Legal entities—Capital stock
The enforcement of Argentina’s General Companies Law, Sections 94,
Sub-section
5 (Group dissolution on grounds of loss of capital stock) and 206 (Mandatory capital stock reduction on account of cumulative losses) is suspended until December 31, 2020. This suspension allows the Group to refrain from adopting measures in order to settle the capital stock loss situation until that date.